Quarterly Holdings Report
for
Fidelity® Limited Term Municipal Income Fund
March 31, 2025
STM-NPRT1-0525
1.814658.120
Municipal Securities - 98.4%
	Principal Amount (a)	Value ($)
Alabama - 4.2%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,456,754
Electric Utilities - 0.2%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007A, 1% tender 6/1/2034 (b)	5,030,000	4,998,474
General Obligations - 3.5%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,013,420
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,892,962
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,217,033
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,338,714
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,332,906
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,608,957
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,047,273
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,411,707
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,460,000	4,701,828
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,544,870
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	725,000	725,496
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,507,845
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,455,151
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,804,923
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,235,987
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,510,391
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity And Life Company Guaranteed)	1,175,000	1,214,872
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity And Life Company Guaranteed)	2,000,000	2,070,282
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity And Life Company Guaranteed)	1,580,000	1,634,886
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,294,974
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity And Life Company Guaranteed)	1,400,000	1,450,319
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,591,291
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,585,056
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,433,688
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,194,892
		90,819,723
Health Care - 0.4%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,607,701
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	569,573
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	523,126
		1,092,699
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,273,220
TOTAL ALABAMA		110,248,571
Alaska - 0.5%
General Obligations - 0.4%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (c)	1,390,000	1,392,044
Alaska St Gen. Oblig. Series 2025 A, 0% 8/1/2029 (d)	2,000,000	2,163,213
Alaska St Gen. Oblig. Series 2025 A, 0% 8/1/2031 (d)	1,500,000	1,658,390
Alaska St Gen. Oblig. Series 2025 A, 0% 8/1/2032 (d)	1,750,000	1,949,478
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (d)	1,300,000	1,386,997
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030 (d)	2,000,000	2,191,980
		10,742,102
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	900,000	880,275
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (c)	1,510,000	1,548,417
TOTAL ALASKA		13,170,794
Arizona - 2.0%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2026	275,000	276,562
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,132,509
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,574,184
		2,983,255
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	200,000	205,046
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	261,273
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,080,176
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	900,000	958,075
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	646,764
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2025	800,000	802,436
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	914,749
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	230,787
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,245,000	1,278,283
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,053,948
		10,431,537
Health Care - 1.1%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,220,469
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,244,079
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,233,571
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,306,152
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,530,034
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,903,715
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,724,084
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) Series 2016, 5% 1/1/2026 (e)	265,000	262,358
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,072,373
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,355,303
		26,852,138
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	8,765,000	8,977,964
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,008,847
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (c)	1,500,000	1,506,912
		3,515,759
TOTAL ARIZONA		52,760,653
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	902,965
California - 4.6%
Electric Utilities - 0.3%
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (b)	8,000,000	7,938,730
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (Escrowed to Maturity) (c)	120,000	120,250
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,116
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (c)	5,000	5,218
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (c)	15,000	15,940
		146,524
General Obligations - 1.4%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,078,678
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,171,371
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2028	5,950,000	6,380,323
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2028	3,450,000	3,703,046
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	5,000,000	5,379,159
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,034,681
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,170,760
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,050,872
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,319,432
State of California Gen. Oblig. 4% 11/1/2026	700,000	713,569
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,278,806
State of California Gen. Oblig. 5% 11/1/2028	6,690,000	7,165,088
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,235,806
		39,681,591
Other - 0.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,149,494
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	703,324
		6,852,818
Transportation - 2.6%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,031,606
Bay Area Toll Auth CA Bridge Rev 2.85% tender 4/1/2047 (b)	3,900,000	3,900,000
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,770,000	4,754,146
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,021,423
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (c)	1,340,000	1,385,678
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (c)	2,885,000	3,016,375
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	3,025,000	3,192,739
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	2,265,000	2,269,364
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	880,000	881,696
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2025 (c)	1,305,000	1,307,514
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (c)	1,545,000	1,573,119
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	1,615,000	1,665,508
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (c)	2,645,000	2,693,140
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,825,000	1,858,875
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (c)	3,395,000	3,506,097
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	985,000	1,030,636
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (c)	1,000,000	1,024,394
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	2,405,000	2,469,567
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	4,535,000	4,623,552
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	4,590,000	4,745,191
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	6,130,000	6,412,788
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	4,100,000	4,325,724
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (c)	1,770,000	1,772,700
		66,461,832
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (f)	1,435,000	1,295,801
TOTAL CALIFORNIA		122,377,296
Colorado - 1.4%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,313,020
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,625,000	1,611,250
		2,924,270
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,025,343
Health Care - 1.2%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,249,508
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,220,044
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,390,207
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	13,064,558
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (b)	2,950,000	2,955,186
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,065,961
		27,945,464
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	820,000	826,353
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	375,000	378,023
		1,204,376
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	1,205,000	1,259,944
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,801,118
		3,061,062
TOTAL COLORADO		36,160,515
Connecticut - 3.2%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,186,341
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,370,478
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,700,094
		24,256,913
General Obligations - 1.0%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,284,630
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,089,367
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	2,968,675
Connecticut St Gen. Oblig. 2% 6/1/2025	1,000,000	997,334
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,116,417
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,219,467
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,037,141
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	842,426
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	830,478
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	980,000	986,641
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,920,000	3,212,552
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026	3,735,000	3,801,364
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,034,129
		25,420,621
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2025 (e)(g)	705,000	458,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (e)(g)	1,315,000	854,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (e)(g)	940,000	611,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	259,585
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	315,959
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024 B, 5% tender 7/1/2049 (b)	9,195,000	9,812,456
		12,312,000
Special Tax - 0.8%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,686,887
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,324,319
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,057,896
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,130,362
		22,199,464
TOTAL CONNECTICUT		84,188,998
Delaware - 0.1%
Electric Utilities - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	1,475,000	1,462,989
District Of Columbia - 2.0%
Special Tax - 0.3%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,233,000
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,854,142
		8,087,142
Transportation - 1.7%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (c)	4,470,000	4,508,906
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	12,905,000	13,239,051
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	1,410,000	1,422,272
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (c)	3,000,000	3,026,111
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	20,500,000	21,522,768
		43,719,108
TOTAL DISTRICT OF COLUMBIA		51,806,250
Florida - 3.4%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,977,244
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	740,629
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	491,527
		3,209,400
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	538,917
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	620,000	625,345
General Obligations - 0.4%
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,476,867
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	610,000	616,313
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	448,850
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	362,508
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	644,214
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	613,455
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	569,836
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	731,441
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,880,000	1,883,096
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	980,000	985,137
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,144,293
		10,476,010
Health Care - 0.9%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,954,732
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,222,185
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,188,274
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,929,855
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,404,516
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	4,810,000	4,849,183
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,433,117
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,491,035
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	156,294
		25,629,191
Housing - 0.3%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,270,000	1,284,371
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,689,416
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	3,770,000	3,713,219
		7,687,006
Transportation - 1.7%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2025 (c)	6,645,000	6,655,301
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2025 (c)	1,500,000	1,514,248
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2025 (c)	755,000	762,171
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	1,710,000	1,722,162
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	1,955,000	1,969,414
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	1,300,000	1,332,499
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	320,000	323,040
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	545,000	558,624
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	1,940,000	2,017,658
Lee Cnty FL Airport 5% 10/1/2025 (c)	3,325,000	3,355,261
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,311,406
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,485,000	1,526,231
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	8,200,000	8,584,151
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (c)	1,640,000	1,734,798
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (c)	2,845,000	3,033,978
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (c)	2,790,000	2,987,307
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (c)	3,145,000	3,380,137
		42,768,386
TOTAL FLORIDA		90,934,255
Georgia - 5.3%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,222,421
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,292,139
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,524,058
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,349,535
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,141,107
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	785,249
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,014,317
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,466
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	533,466
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,080,302
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	324,090
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,471,911
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	626,925
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	6,505,000	6,473,841
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,510,050
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,095,319
		30,755,775
General Obligations - 3.3%
Georgia St Gen. Oblig. Series 2016A, 5% 2/1/2027	4,980,000	5,071,788
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,052,770
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,123,599
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,056,095
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	10,942,469
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	170,000	170,579
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,970,134
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,878,102
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,375,354
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,250,000	1,301,861
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,825,773
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,669,111
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,263,010
		84,700,645
Health Care - 0.2%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	4,840,000	4,913,184
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	306,836
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	259,272
		566,108
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (c)	3,000,000	3,066,495
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (c)	4,000,000	4,145,147
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (c)	1,920,000	2,031,124
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (c)	1,315,000	1,403,041
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (c)	2,015,000	2,113,711
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (c)	5,635,000	5,961,139
		18,720,657
TOTAL GEORGIA		140,878,790
Hawaii - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,108,683
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	822,077
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,053,922
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,072,041
		14,056,723
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	1,000,000	1,036,085
TOTAL HAWAII		15,092,808
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	165,000	165,735
Illinois - 6.4%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,681,974
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	900,000	901,387
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	301,736
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	504,243
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	268,245
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	341,013
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2031	3,000,000	3,313,937
		7,312,535
General Obligations - 3.0%
Chicago IL Brd Ed 5% 12/1/2026	485,000	491,705
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,872,079
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (f)	3,500,000	3,275,664
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,172,853
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,102,215
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,333,025
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	425,000	429,704
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	874,650
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,127,846
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,100,000	1,105,458
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	562,388
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	577,064
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	291,885
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	308,699
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	340,977
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	372,655
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,417,800
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,714,617
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	3,011,114
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,423,756
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	6,056,529
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,143,446
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	4,230,000	4,440,107
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,058,152
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,134,728
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,612,080
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,240,017
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,840,666
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	2,460,000	2,478,094
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,250,000	1,174,716
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (f)	1,995,000	1,944,360
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	2,922,404
		79,851,453
Health Care - 1.3%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	2,350,000	2,430,342
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,940,071
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,650,541
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,205,999
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,603,963
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,120,680
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,363,524
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,520,687
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	1,905,000	1,921,132
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,973,166
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2025	490,000	490,925
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	994,802
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,249,283
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,875,482
		35,340,597
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	400,000	400,369
Special Tax - 1.3%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	653,923
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	367,025
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	202,097
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	150,757
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	342,825
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2025	815,000	824,272
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	370,728
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	492,862
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	308,464
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	285,362
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	299,291
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,063,669
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	807,628
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,088,333
Illinois St Sales Tax Rev 5% 6/15/2025	355,000	356,200
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (f)	2,440,000	2,052,467
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	3,690,000	3,096,775
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (f)	5,020,000	4,298,081
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 3% 6/15/2025	2,330,000	2,327,133
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,998,496
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,458,538
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,574,506
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,824,552
		33,243,984
Transportation - 0.5%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (c)	2,810,000	2,836,541
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	500,000	503,828
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (c)	445,000	451,305
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	1,595,000	1,640,013
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	215,000	220,073
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	2,300,000	2,332,586
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (c)	830,000	841,759
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (c)	840,000	849,678
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 5337, 5% 6/1/2025	1,225,000	1,228,144
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	864,737
		11,768,664
Water & Sewer - 0.0%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,938,047
TOTAL ILLINOIS		169,855,649
Indiana - 2.4%
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	582,376
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	1,025,000	996,887
		1,579,263
General Obligations - 0.4%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,077,184
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,077,184
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,343,725
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	905,894
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	856,750
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,071,054
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,382,512
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,102,041
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,546,398
		10,362,742
Health Care - 0.9%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	642,205
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	753,672
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	6,405,000	6,377,437
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,194,572
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,074,828
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,582,155
		22,624,869
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,820,000	2,755,478
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	595,000	585,179
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	730,000	727,438
		4,068,095
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	15,985,000	16,189,319
Other - 0.2%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,082,364
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,680,000	3,732,961
TOTAL INDIANA		62,639,613
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (c)	1,770,000	1,841,810
Kansas - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	785,000	791,056
Kentucky - 3.1%
Electric Utilities - 0.6%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	9,750,000	9,378,203
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,522,731
		14,900,934
General Obligations - 1.5%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2025	3,000,000	3,037,183
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,033,849
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,049,316
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	10,455,000	10,471,757
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,178,883
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2025 (BP PLC Guaranteed)	825,000	827,542
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,091,292
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,619,228
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,507,207
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,760,139
		37,576,396
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,122,933
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,645,769
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,401,391
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,602,745
		11,772,838
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,420,000	13,499,414
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (c)	1,100,000	1,154,949
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (c)	1,175,000	1,243,855
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (c)	1,350,000	1,439,115
		3,837,919
TOTAL KENTUCKY		81,587,501
Louisiana - 1.1%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	940,000	1,011,463
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,706,673
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,343,001
		7,049,674
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	490,000	497,308
New Orleans LA Aviation Board 5% 1/1/2030 (c)	6,250,000	6,596,710
New Orleans LA Aviation Board 5% 1/1/2031 (c)	6,000,000	6,373,714
New Orleans LA Aviation Board 5% 1/1/2032 (c)	7,000,000	7,474,272
		20,942,004
TOTAL LOUISIANA		29,003,141
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	582,002
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	635,676
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	534,444
		1,752,122
General Obligations - 0.0%
Brunswick ME 2% 11/1/2031	1,015,000	877,950
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	696,058
TOTAL MAINE		3,326,130
Maryland - 1.5%
General Obligations - 0.3%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,287,013
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,578,376
		8,865,389
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,549,796
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2025	1,730,000	1,736,097
		4,285,893
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	885,000	880,909
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	920,000	923,016
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	700,000	693,917
		2,497,842
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,447,366
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,369,535
		2,816,901
Transportation - 0.8%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (c)	1,805,000	1,872,743
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (c)	1,400,000	1,491,186
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (c)	1,640,000	1,762,597
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (c)	2,425,000	2,614,013
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,180,932
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	4,030,000	3,893,570
Maryland Trans Auth Psngr Fac Chrg Rev Series 2012B, 2.5% 6/1/2026 (c)	4,915,000	4,855,485
		20,670,526
TOTAL MARYLAND		39,136,551
Massachusetts - 1.2%
Education - 0.8%
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2025	235,000	234,358
Massachusetts Development Finance Agency (Williams College, Ma Proj.) 0.45% tender 7/1/2041 (b)	5,000,000	4,954,216
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2025 (c)	850,000	853,867
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	1,900,000	1,937,085
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (c)	3,675,000	3,811,490
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (c)	2,650,000	2,759,801
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	1,390,000	1,417,130
Massachusetts St Hlth & Ed Fac (Williams College Proj.) Series I, 0.7% tender 7/1/2033 (b)	1,936,000	1,918,221
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,533,842
		20,420,010
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,362,332
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	740,000	743,354
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2025	825,000	827,718
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,030,525
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	1,475,000	1,481,685
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	1,480,000	1,486,144
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	1,001,466
		7,570,892
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (f)	1,000,000	857,904
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2027 (c)	500,000	518,339
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (c)	1,115,000	1,119,357
		1,637,696
TOTAL MASSACHUSETTS		31,848,834
Michigan - 1.7%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,875,083
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,269,832
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,490,389
		5,635,304
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,951,276
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,185,716
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,397,435
		6,534,427
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2025	10,000	10,023
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,113
		15,136
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,093,230
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,215,091
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,343,664
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,475,936
Novi Comm Schl MI Series 2020 I, 4% 5/1/2025	600,000	600,514
Portage MI Pub Schs 5% 11/1/2028	985,000	1,007,216
Portage MI Pub Schs 5% 5/1/2025	1,100,000	1,101,838
		11,837,489
Health Care - 0.3%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	562,190
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	935,216
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	763,690
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2025	1,275,000	1,277,536
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,252,931
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	1,000,000	987,714
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	589,214
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	500,000	501,611
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	763,664
		7,633,766
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	730,000	726,997
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,585,000	1,556,702
		2,283,699
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(c)	5,500,000	5,503,557
Special Tax - 0.2%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	528,003
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,066,101
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,333,003
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,082,675
		4,009,782
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2025	2,000,000	2,004,636
TOTAL MICHIGAN		45,457,796
Minnesota - 1.4%
Education - 0.0%
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	800,000	800,000
Electric Utilities - 0.1%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2026	2,065,000	2,095,044
General Obligations - 0.3%
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2029	7,810,000	8,490,616
Health Care - 0.6%
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 3% 7/1/2025	615,000	611,982
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,444,303
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(e)	2,430,000	2,427,916
		15,484,201
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	610,000	649,116
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,810,000	3,014,699
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	515,000	558,295
		4,222,110
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	1,125,000	1,141,191
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	3,800,000	3,894,853
		5,036,044
TOTAL MINNESOTA		36,128,015
Mississippi - 0.2%
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2025 (e)	1,320,000	1,322,566
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (e)	900,000	909,998
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2025	600,000	604,806
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	829,860
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,162,442
		4,829,672
TOTAL MISSISSIPPI		4,829,672
Missouri - 0.5%
Health Care - 0.0%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	996,960
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,558,733
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	235,000	236,012
		2,794,745
Transportation - 0.4%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,229,297
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (c)	1,185,000	1,203,354
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (c)	4,065,000	4,172,632
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,592,688
		9,197,971
TOTAL MISSOURI		12,989,676
Montana - 0.2%
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,790,000	1,760,699
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	2,040,000	2,032,140
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	140,000	140,785
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,460,000	1,433,755
		5,367,379
TOTAL MONTANA		5,367,379
Nebraska - 1.3%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,280,509
General Obligations - 0.4%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,683,217
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children'S Hospital Proj.) Series 2020B, 5% tender 11/15/2053 (b)	2,200,000	2,212,751
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	505,000	504,138
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	445,000	443,252
		947,390
Industrial Development - 0.3%
County of Washington NE (Cargill Inc Proj.) 0.9% tender 9/1/2030 (b)(c)	7,400,000	7,324,668
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (c)	750,000	763,489
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (c)	1,275,000	1,314,986
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (c)	1,830,000	1,909,076
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (c)	1,000,000	1,052,460
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Municipal Corp Insured) (c)	1,540,000	1,602,517
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (c)	1,620,000	1,701,348
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (c)	1,175,000	1,244,981
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Municipal Corp Insured) (c)	2,020,000	2,155,953
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (c)	1,275,000	1,366,555
		13,111,365
TOTAL NEBRASKA		34,559,900
Nevada - 0.8%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	671,023
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	735,000	739,713
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	532,956
		1,943,692
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,316,921
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,136,773
		3,453,694
Transportation - 0.6%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	6,000,000	6,217,720
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2025	1,275,000	1,281,487
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,352,341
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (c)	1,000,000	1,056,654
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (c)	875,000	929,518
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (c)	1,225,000	1,306,565
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (c)	1,250,000	1,336,231
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (c)	1,400,000	1,498,942
		15,979,458
TOTAL NEVADA		21,376,844
New Hampshire - 1.0%
Education - 1.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,520,649
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,520,649
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,520,649
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,519,664
		26,081,611
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,185,348
TOTAL NEW HAMPSHIRE		27,266,959
New Jersey - 4.6%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (c)	2,440,000	2,463,435
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	3,165,000	3,238,156
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (c)	130,000	131,515
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	315,000	318,671
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,457,938
		7,609,715
Escrowed/Pre-Refunded - 0.0%
New Jersey Econom Dev Auth Rev Series XX, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	975,000	979,375
General Obligations - 3.6%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	3,410,000	3,512,455
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,633,928
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,113,754
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	324,112
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,822,622
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,319,756
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (f)	1,140,000	1,115,089
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (f)	11,265,000	10,673,932
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Assured Guaranty Inc Insured) (f)	1,150,000	1,091,124
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	6,420,000	5,884,952
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (f)	1,820,000	1,668,320
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (f)	1,370,000	1,171,211
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (f)	11,015,000	8,656,762
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (f)	5,400,000	4,243,896
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,680,000	1,702,470
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,682,623
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,331,702
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,457,563
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,337,570
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,584,871
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,187,148
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,326,703
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,084,481
		93,927,044
Health Care - 0.3%
New Jersey Health Care (AHS Hospital Corp Proj.) Series 2016, 5% 7/1/2025	275,000	276,406
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	3,890,000	3,907,117
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,812,913
		6,996,436
Housing - 0.0%
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) 4% 4/1/2025 (c)	1,405,000	1,405,000
Transportation - 0.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	4,045,991
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,275,039
New Jersey Turnpike Authority 5% 1/1/2028	1,310,000	1,350,439
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029	1,000,000	1,074,704
		9,746,173
TOTAL NEW JERSEY		120,663,743
New Jersey,New York - 1.5%
Transportation - 1.5%
Port Auth NY & NJ Series 188, 5% 5/1/2025 (c)	1,980,000	1,982,751
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	4,015,000	4,053,338
Port Auth NY & NJ Series 193, 5% 10/15/2027 (c)	7,425,000	7,476,995
Port Auth NY & NJ Series 193, 5% 10/15/2029 (c)	1,350,000	1,357,299
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	1,500,000	1,507,455
Port Auth NY & NJ Series 223, 5% 7/15/2026 (c)	2,250,000	2,297,935
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	3,055,000	3,164,283
Port Auth NY & NJ Series 223, 5% 7/15/2028 (c)	2,500,000	2,621,305
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	2,700,000	2,811,073
Port Auth NY & NJ Series 242, 5% 12/1/2028 (c)	11,915,000	12,542,832
		39,815,266
TOTAL NEW JERSEY,NEW YORK		39,815,266
New Mexico - 0.9%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (c)	6,250,000	6,287,452
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	9,846,082
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	3,135,000	3,151,685
Housing - 0.2%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,905,000	2,037,047
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	2,055,000	2,063,828
		4,100,875
TOTAL NEW MEXICO		23,386,094
New York - 11.6%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2025	750,000	754,081
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	514,063
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 5% 7/1/2025	900,000	904,897
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) Series 2015A, 5% 7/1/2028	370,000	371,875
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	681,558
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	721,473
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	765,800
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,089,520
		5,803,267
Electric Utilities - 1.2%
Long Island Pwr Auth NY Elec 0.85% tender 9/1/2050 (b)	19,810,000	19,580,925
Long Island Pwr Auth NY Elec 1% 9/1/2025	2,805,000	2,771,376
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,263,849
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,115,845
		32,731,995
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth Revs Non St Supported Debt Series 2015A, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100)	30,000	30,151
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,245
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	1,014,215
New York St Urban Dev Corp Rev Series 2015 A, 5% 3/15/2026 (Pre-refunded to 9/15/2025 at 100)	250,000	252,582
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	588,552
		1,901,745
General Obligations - 2.0%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,852,869
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,259,159
City of New York NY Gen. Oblig. Series 2015 F F 1, 5% 6/1/2025	470,000	471,720
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,028,609
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,093,594
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	20,005,155
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	478,383
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2025	695,000	698,125
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,047,365
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2025	800,000	808,998
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	423,971
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	720,018
		52,887,966
Housing - 2.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,599,586
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	697,464
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,246,304
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,698,075
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 5/1/2025	1,085,000	1,081,653
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,565,000	2,513,419
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	680,000	649,886
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	6,610,000	6,274,578
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	2,855,000	2,831,916
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	835,000	828,785
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,696,113
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	12,290,000	12,033,913
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,402,457
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	265,000	263,406
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (c)	1,580,000	1,611,027
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 4/1/2025 (c)	1,130,000	1,130,000
		52,558,582
Special Tax - 3.9%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,334,800
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,313,552
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,475,000	2,699,934
New York City Transitional Finance Authority 5% 11/1/2030 (d)	4,625,000	5,074,562
New York City Transitional Finance Authority 5% 11/1/2031 (d)	7,500,000	8,315,316
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,013,960
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,032,396
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,086,476
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2029	24,985,000	27,098,394
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,838,681
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,396,066
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,164,396
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2029	5,000,000	5,385,947
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	7,952,688
New York State Dormitory Authority (New York State Pit Proj.) Series 2021 A, 5% 3/15/2029	955,000	1,028,716
NY Mta Dedicated Tax Fund Series B 1, 4% 11/15/2025	250,000	251,817
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,720,467
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,430,018
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,521,196
		101,659,382
Transportation - 2.2%
Metropolitan Transn Auth NY Rv Series 2015A 1, 5% 11/15/2029	765,000	766,861
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,542,731
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2025	2,620,000	2,649,878
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	6,007,376
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,581,600
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,556,918
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	2,295,000	2,317,648
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (c)	1,180,000	1,208,430
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2025	800,000	809,005
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,285,231
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,303,020
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,371,684
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	13,300,000	13,620,437
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	12,605,000	13,041,834
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	600,000	624,880
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2025 (c)	625,000	625,000
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (c)	1,350,000	1,381,996
Syracuse Regional Airport Authority 5% 7/1/2025 (c)	750,000	752,171
Syracuse Regional Airport Authority 5% 7/1/2026 (c)	1,145,000	1,161,506
Syracuse Regional Airport Authority 5% 7/1/2027 (c)	1,515,000	1,551,437
		58,159,643
TOTAL NEW YORK		305,702,580
North Carolina - 1.2%
Education - 0.0%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2025	260,000	260,319
General Obligations - 0.0%
Asheville NC Spl Oblig (Asheville NC Proj.) 5% 4/1/2025	1,530,000	1,530,000
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,087,408
		2,617,408
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,668,802
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,273,696
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,126,153
		10,068,651
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	3,250,000	3,268,431
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,180,000	1,277,280
		4,545,711
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (c)	735,000	761,671
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	4,500,000	4,663,290
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (c)	1,675,000	1,756,528
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (c)	865,000	915,064
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,398,726
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,516,686
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	355,000	366,713
		13,378,678
Water & Sewer - 0.1%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	769,648
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	811,732
		1,581,380
TOTAL NORTH CAROLINA		32,452,147
North Dakota - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,130,000	1,111,304
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	3,255,000	3,177,070
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	420,000	455,308
		4,743,682
TOTAL NORTH DAKOTA		4,743,682
Ohio - 2.3%
Education - 0.0%
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,298,072
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	305,112
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	414,778
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,814,180
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,875,733
		9,409,803
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	5,998,240
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,807,572
		7,805,812
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2026	375,000	384,365
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2027	205,000	212,743
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,095,004
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,039,789
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,054,450
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	597,879
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,365,512
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,840,313
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,797,044
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,300,779
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,210,000	1,243,274
		18,931,152
Housing - 0.6%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	175,000	177,206
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	13,360,000	13,191,658
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,490,000	1,620,950
		14,989,814
Transportation - 0.3%
Cleveland OH Arpt Sys Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	490,000	490,492
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (c)	4,640,000	4,941,345
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,645,000	2,830,699
		8,262,536
TOTAL OHIO		60,697,189
Oklahoma - 0.6%
General Obligations - 0.6%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,536,911
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	275,000	299,570
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	295,000	328,443
		628,013
Transportation - 0.0%
Oklahoma St Tpk Auth Tpk Rev 0% 1/1/2032 (d)	1,650,000	1,787,481
TOTAL OKLAHOMA		16,952,405
Oregon - 0.2%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (f)	2,300,000	2,050,904
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2025	225,000	226,333
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	152,580
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	154,706
		533,619
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,515,000	1,544,466
Port of Portland Arpt Rev 5% 7/1/2029 (c)	430,000	453,843
		1,998,309
TOTAL OREGON		4,582,832
Pennsylvania - 2.5%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (g)(h)	970,000	465,600
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,247,989
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,226,988
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,170,416
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,848,365
		7,493,758
General Obligations - 0.6%
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2025	1,150,000	1,153,980
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,015,529
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,012,870
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,879,118
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,511,978
Philadelphia PA Sch Dist 5% 9/1/2025	1,200,000	1,209,763
Philadelphia PA Sch Dist 5% 9/1/2025	700,000	705,695
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	770,691
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Municipal Corp Insured)	260,000	265,047
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	258,314
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	245,000	253,863
		18,036,848
Health Care - 1.0%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,505,668
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,868,685
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,853,241
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,070,045
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 5% 8/15/2025	2,855,000	2,874,443
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,124,990
		23,297,072
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	415,000	414,125
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (c)	1,750,000	1,775,185
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	2,000,000	2,049,580
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (c)	2,250,000	2,333,104
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2025	860,000	871,938
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,034,721
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	790,198
Philadelphia PA Airport Rev 5% 7/1/2025 (c)	1,700,000	1,707,662
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,100,000	3,240,195
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (c)	1,830,000	1,931,475
		15,734,058
Water & Sewer - 0.0%
Allegheny Cnty PA San Auth Swr 4% 6/1/2025	200,000	200,350
TOTAL PENNSYLVANIA		65,641,811
Puerto Rico - 0.5%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	3,175,488	3,189,613
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,426,288
		5,615,901
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (e)	7,500,000	7,737,506
TOTAL PUERTO RICO		13,353,407
Rhode Island - 0.8%
Education - 0.3%
Rhode Island St Student Ln 5% 12/1/2025 (c)	845,000	854,848
Rhode Island St Student Ln 5% 12/1/2026 (c)	1,200,000	1,227,933
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	355,000	352,521
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	1,900,000	1,922,144
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	1,000,000	1,019,211
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	510,000	527,790
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (c)	900,000	928,645
		6,833,092
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,086,667
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,095,066
		2,181,733
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2025	5,385,000	5,393,361
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	835,000	830,911
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	390,000	391,126
		1,222,037
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,432,129
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	981,974
		4,414,103
TOTAL RHODE ISLAND		20,044,326
South Carolina - 0.8%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	566,556
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	627,382
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,903,698
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	914,508
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	974,061
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,100,110
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,221,453
		7,307,768
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	691,909
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	788,253
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2025	500,000	506,867
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	516,350
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	472,952
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	852,897
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	673,962
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	823,324
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,100,653
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,935,527
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	270,974
South Carolina St Svc Auth Rev Series A, 5% 12/1/2025	1,000,000	1,003,385
		9,637,053
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,077,932
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	832,249
		1,910,181
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	256,726
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	273,568
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	258,818
		789,112
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	660,000	663,473
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	910,000	989,174
		1,652,647
TOTAL SOUTH CAROLINA		21,296,761
South Dakota - 0.0%
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	600,000	649,910
Tennessee - 1.3%
Electric Utilities - 0.6%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,046,906
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,694,597
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,255,396
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,658,936
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,010,589
		14,666,424
Health Care - 0.1%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,732,838
Housing - 0.0%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series 2021 3A, 3% 1/1/2052	1,260,000	1,234,254
Transportation - 0.6%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	2,000,000	2,043,835
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (c)	2,435,000	2,510,002
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (c)	3,125,000	3,257,537
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (c)	3,800,000	3,995,403
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (c)	3,000,000	3,177,284
		14,984,061
TOTAL TENNESSEE		34,617,577
Texas - 12.8%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,463,354
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	4,690,000	5,118,750
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,227,896
		9,810,000
Electric Utilities - 0.9%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,589,003
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,764,806
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,190,052
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,093,077
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	1,315,000	1,318,282
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Municipal Corp Insured)	1,385,000	1,445,007
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,508,020
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,364,909
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,076,474
		23,349,630
General Obligations - 5.9%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,090,249
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,103,264
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,252,698
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	815,555
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,415,000	1,409,649
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,581,716
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,062,178
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,134,497
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,112,108
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,204,128
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,798,876
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,071,891
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (f)	1,610,000	1,592,094
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,045,198
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,173,066
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,775,571
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,079,563
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,091,251
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,375,829
Fort Bend TX Indpt Sch Dist 0.875% tender 8/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,225,000	9,146,340
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,779,201
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	400,005
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,875,383
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,380,640
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,072,103
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,566,548
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	676,022
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	688,411
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,075,755
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,609,158
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,625,167
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,192,973
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,024,835
Hutto TX Indpt Sch Dist Series 2015, 2% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,250,000	1,245,184
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,095,248
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (f)	5,630,000	4,547,178
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,216,979
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	537,307
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,633,954
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	787,537
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,354,224
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,931,292
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,724,759
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,338,713
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,020,221
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,460,546
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,179,552
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,598,913
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,116,865
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,395,000	3,423,404
Northside TX Indpt Sch Dist (Permanent Sch Fund Of Texas Proj.) Series 2020, 0.7% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	11,510,000	11,446,760
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,485,000	9,481,979
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,309,624
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,131,973
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,071,595
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,142,553
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,211,756
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,151,935
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2025 (c)	4,610,000	4,605,740
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (c)	4,845,000	4,839,044
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (c)	5,085,000	5,140,428
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,846,747
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	858,171
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,122,847
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	924,233
		153,379,183
Health Care - 1.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/2025	1,500,000	1,517,055
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,475,620
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,738,283
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,674,656
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,206,720
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	4,845,000	4,824,143
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,571,454
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,493,133
		39,501,064
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,855,000	4,196,528
Special Tax - 0.6%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	16,470,000	15,915,584
Transportation - 2.8%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2025 (c)	650,000	657,390
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,839,647
Central TX Regl Mobility Auth Rev 5% 1/1/2027	6,865,000	6,957,834
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2025 (c)	1,550,000	1,556,244
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	500,000	510,650
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	905,000	937,839
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,308,240
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,684,382
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,930,658
Love Field TX Arpt Mod Rev 5% 11/1/2025 (c)	3,920,000	3,960,339
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	2,845,000	2,914,502
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	2,885,000	2,985,811
Love Field TX Arpt Mod Rev 5% 11/1/2028 (c)	11,150,000	11,639,337
Love Field TX Arpt Mod Rev 5% 11/1/2029 (c)	11,705,000	12,314,112
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	1,075,000	1,084,818
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,960,000	1,970,654
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,108,266
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (c)	1,350,000	1,355,983
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (c)	1,250,000	1,255,539
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,500,000	1,533,990
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,460,000	1,493,083
		73,999,318
Water & Sewer - 0.7%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,802,912
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,119,116
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,144,013
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,638,005
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,721,526
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,327,388
		17,752,960
TOTAL TEXAS		337,904,267
Utah - 0.8%
General Obligations - 0.1%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,395,247
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,422,662
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025	530,000	532,603
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,179,481
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	784,689
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	510,000	527,385
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,550,000	2,600,225
		5,624,383
TOTAL UTAH		20,442,292
Vermont - 0.2%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,045,000	1,061,844
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	350,000	358,047
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	425,000	437,131
Vermont St Stud Assit Corp 5% 6/15/2029 (c)	400,000	413,324
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	560,000	572,875
		2,843,221
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,594,000	1,554,102
TOTAL VERMONT		4,397,323
Virginia - 0.8%
Electric Utilities - 0.5%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	1,996,169
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	6,750,000	6,636,991
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) 0.75% tender 10/1/2040 (b)	3,000,000	2,949,167
		11,582,327
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,295,705
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2025	500,000	502,203
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,139,461
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	926,057
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2025	980,000	983,120
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,712,952
		5,263,793
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,094,716
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	781,356
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,058,152
		1,839,508
TOTAL VIRGINIA		21,076,049
Washington - 2.2%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,615,000	1,453,060
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	396,422
		1,849,482
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2025 (King County WA Guaranteed)	1,260,000	1,266,079
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,599,018
		2,865,097
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,450,000	1,455,826
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	2,560,000	2,593,837
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2027	2,425,000	2,503,596
		6,553,259
Housing - 0.3%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	769,290
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	390,818
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 3% 6/1/2025	830,000	829,432
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	380,250
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	583,826
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	449,857
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,545,000	1,490,258
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,318,675
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	915,000	928,033
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	521,256
		7,661,695
Transportation - 0.7%
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (c)	2,700,000	2,700,000
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (c)	2,660,000	2,674,890
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	3,655,000	3,730,193
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	2,260,000	2,349,867
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	6,320,000	6,653,677
		18,108,627
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	21,845,000	21,348,319
TOTAL WASHINGTON		58,386,479
West Virginia - 0.2%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 1% tender 1/1/2041 (b)(c)	5,650,000	5,568,350
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	773,733
		6,342,083
TOTAL WEST VIRGINIA		6,342,083
Wisconsin - 2.1%
General Obligations - 0.8%
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,007,963
Milwaukee WI Gen. Oblig. Series 2018 N4, 5% 4/1/2025	7,860,000	7,860,000
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2028	7,360,000	7,847,915
		21,715,878
Health Care - 1.3%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	585,000	593,715
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,112,269
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,235,861
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,822,450
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,090,795
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,742,870
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,728,114
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,635,000	1,744,433
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,198,925
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,760,585
		33,030,017
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	1,025,000	1,003,444
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	330,000	328,969
		1,332,413
TOTAL WISCONSIN		56,078,308
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	375,188
TOTAL MUNICIPAL SECURITIES (Cost $2,637,712,388)		2,597,758,864

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $39,305,017)	3.33	39,297,158	39,305,017

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,677,017,405)	2,637,063,881
NET OTHER ASSETS (LIABILITIES) - 0.1%	3,625,150
NET ASSETS - 100.0%	2,640,689,031

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,096,799 or 0.7% of net assets.

(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	28,997,079	104,458,135	94,150,197	334,093	-	-	39,305,017	39,297,158	1.1%
Total	28,997,079	104,458,135	94,150,197	334,093	-	-	39,305,017

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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